Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables [Abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2019 and 2020 are as follows:

		2019
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,147,683	(208,505)	—	6,939,178
Other receivables		792,147	(27,579)	(2,294)	762,274

		7,939,830	(236,084)	(2,294)	7,701,452

Non-current assets
Trade receivables		338,261	(4,254)	(382)	333,625
Other receivables		1,759,930	(86,576)	(4,682)	1,668,672

		2,098,191	(90,830)	(5,064)	2,002,297

	￦	10,038,021	(326,914)	(7,358)	9,703,749

		2020
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,370,923	(208,184)	—	7,162,739
Other receivables		799,598	(42,332)	(1,535)	755,731

		8,170,521	(250,516)	(1,535)	7,918,470

Non-current assets
Trade receivables		227,261	(806)	—	226,455
Other receivables		1,728,486	(90,047)	(3,325)	1,635,114

		1,955,747	(90,853)	(3,325)	1,861,569

	￦	10,126,268	(341,369)	(4,860)	9,780,039

(2)	Other receivables as of December 31, 2019 and 2020 are as follows:

		2019
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	376,438	(27,201)	—	349,237
Accrued income		68,921	—	—	68,921
Deposits		273,887	—	(2,294)	271,593
Finance lease receivables(*1)		60,304	(378)	—	59,926
Others		12,597	—	—	12,597

		792,147	(27,579)	(2,294)	762,274

Non-current assets
Non-trade receivables		196,821	(78,654)	—	118,167
Accrued income		2,222	—	—	2,222
Deposits		338,989	—	(4,682)	334,307
Finance lease receivables(*2)		1,118,537	(484)	—	1,118,053
Others		103,361	(7,438)	—	95,923

		1,759,930	(86,576)	(4,682)	1,668,672

	￦	2,552,077	(114,155)	(6,976)	2,430,946

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 112,789 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 1,218,934 million.

		2020
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	441,031	(37,062)	—	403,969
Accrued income		38,956	—	—	38,956
Deposits		239,011	—	(1,535)	237,476
Finance lease receivables(*1)		57,084	(365)	—	56,719
Others		23,516	(4,905)	—	18,611

		799,598	(42,332)	(1,535)	755,731

Non-current assets
Non-trade receivables		215,136	(80,451)	—	134,685
Accrued income		834	—	—	834
Deposits		364,855	—	(3,325)	361,530
Finance lease receivables(*2)		1,065,982	(625)	—	1,065,357
Others		81,679	(8,971)	—	72,708

		1,728,486	(90,047)	(3,325)	1,635,114

	￦	2,528,084	(132,379)	(4,860)	2,390,845

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 105,127 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 1,087,559 million.

(3)

Trade and other receivables are classified as financial assets at amortized cost and are measured using the effective interest rate method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Trade receivables: (not overdue)	￦	7,338,757	7,274,773

Trade receivables: (impairment reviewed)		147,187	323,411

Less than 60 days		6,555	3,505
60 ~ 90 days		1,899	28,729
90 ~ 120 days		2,106	10,687
120 days ~ 1 year		37,357	34,036
Over 1 year		99,270	246,454

		7,485,944	7,598,184
Less: allowance for doubtful accounts		(212,759)	(208,990)
Less: present value discount		(382)	—

	￦	7,272,803	7,389,194

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Other receivables: (not overdue)	￦	2,327,640	2,363,967

Other receivables: (impairment reviewed)		224,437	164,117

Less than 60 days		98,220	46,399
60 ~ 90 days		2,034	31,183
90 ~ 120 days		14,135	1,873
120 days ~ 1 year		26,212	11,803
Over 1 year		83,836	72,859

		2,552,077	2,528,084
Less: allowance for doubtful accounts		(114,155)	(132,379)
Less: present value discount		(6,976)	(4,860)

	￦	2,430,946	2,390,845

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that trade receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018		2019		2020
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	173,583	78,008	215,868	104,726	212,759	114,155
Effect of change in accounting policy		6,641	128	—	—	—	—
Loss allowance as at January 1 under IFRS 9		180,224	78,136	215,868	104,726	212,759	114,155
Bad debt expense		41,498	17,817	29,221	19,206	24,021	27,329
Write-off		(7,696)	(244)	(10,106)	(1,146)	(20,332)	(1,910)
Reversal		(1,726)	(143)	(41,940)	—	(3,373)	(2,464)
Others		3,568	9,160	19,716	(8,631)	(4,085)	(4,731)

Ending balance	￦	215,868	104,726	212,759	114,155	208,990	132,379